LONG-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
		May 31, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)	May 31, 2019 USD ($)
Unrealised gain/(loss) on equity securities with readily determinable fair value	[1]		¥ (53,683)	¥ 68,555
Equity method securities with readily determinable fair value,fair value			94,552	158,072
Hongkong Listed Company GXG [Member]
Equity securities with readily determinable fair value cost					¥ 89,517	$ 13
Unrealised gain/(loss) on equity securities with readily determinable fair value			(56,383)	68,555
Equity method securities with readily determinable fair value,fair value			¥ 94,552	¥ 158,072
Hongkong Listed Company GXG [Member] | Equity Securities With Readily Determinable Fair Value [Member]
Number of shares invested during the period | shares		22,740,000
Payment to acquire equity securities with readily determinable fair values | $		$ 13

[1]	Gain from fair value change of equity securities with readily determinable fair value represents the unrealized changes of fair value of investment in GXG (Note 9).